3. Investment Securities: Schedule of Investment Securities, Fair Value and Unrealized Losses (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
US States and Political Subdivisions Debt Securities
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	$ 23,436,091	$ 3,974,826
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss	(328,667)	(14,298)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	63,308,903	26,715,587
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss	(4,082,022)	(920,921)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	86,744,994	30,690,413
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Loss	(4,410,689)	(935,219)
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	400,812	1,233,730
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss	(5,110)	0
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Fair Value	0	250,767
Held-to-maturity Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss	0	(4,195)
Debt Securities, Held-to-maturity, Unrealized Loss Position, Fair Value	400,812	1,484,497
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Loss	(5,110)	(21,384)
Mutual funds
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value		1,565,216
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss		(16,397)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value		0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss		0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value		1,565,216
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Loss		(16,397)
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value		5,540,042
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss		(30,695)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value		26,715,587
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss		(920,921)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value		32,255,629
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Loss		(951,616)
Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	23,836,903	6,773,772
Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(333,777)	(47,884)
Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	63,308,903	26,966,354
Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	(4,082,022)	(925,116)
Securities, Continuous Unrealized Loss Position, Fair Value	87,145,806	33,740,126
Continuous Unrealized Loss Position, Aggregate Losses	$ (4,415,799)	$ (973,000)